Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2021
Sunlight
Summary of aggregate annual minimum future lease payments

At June 30, 2021, the approximate aggregate annual minimum future lease payments required on the operating leases are as follows:

July 1, through December 31, 2021	$552
2022	1,010
2023	680
2024	700
2025	345
Thereafter	—
$3,287